Income Taxes (Tables)	12 Months Ended
Mar. 31, 2026
Major components of tax expense (income) [Abstract]
Disclosure of difference between tax expenses for the years and the expected income taxes based on the statutory rate [Table Text Block]
	For the year ended
	March 31, 2026	March 31, 2025	March 31, 2024
Combined statutory tax rate	27.00%	27.00%	27.00%
Expected income tax expense (recovery)	$(1,994,350)	$(5,003,092)	$(4,952,555)
Items not deductible for tax purposes	49,149	324,482	413,506
Difference in tax rate in other jurisdictions	5,177	(155,572)	(129,075)
Unrecognized deductible temporary differences and loss carryforwards	1,534,024	4,834,182	4,668,124
Deferred income tax expense (recovery)	$(406,000)	$-	$-

Disclosure of effect of the temporary differences giving rise to the deferred income tax assets [Table Text Block]
Unrecognized deferred	As at
income tax assets	March 31, 2026	March 31, 2025
Non-capital loss carry-forwards	$19,554,411	$17,573,889
Capital assets	292,163	390,739
Right of use assets	(1,278,500)	(1,677,298)
Lease liabilities	1,553,523	1,868,405
Warranty provision	692,793	705,376
Deferred revenue	13,837	1,097,524
Share issue costs	226,843	205,154
Other carryforward balances	1,471,309	1,154,718
Unrecognized deferred income tax asset	(22,526,379)	(21,318,507)
Deferred income tax asset	$-	$-